Revenue (Contract liabilities) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract Liabilities Abstract
Beginning of year	$ 45,372	$ 66,845
Additions	159,712	25,935
Recognized in revenue	(98,532)	(47,403)
Effect of movements in exchange rates	17	(5)
End of year	$ 106,569	$ 45,372